Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jul. 31, 2024	Jul. 31, 2023
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current	[1]	$ 750,000
Investment securities payable		69,621
Accrued payroll expenses			212,953
Others		137,436	80,187
Total		957,057	293,140
Other long-term liabilities:
Accrued litigation fee, noncurrent	[1]	$ 250,000

[1]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. Accordingly, the Company recorded accrued litigation fees of $750,000 as current liabilities, and the remaining $250,000 as noncurrent liabilities.